Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2021	$ 8,335	$ (11,189)	$ 30,003	$ (7,203)	$ 45,393	$ 65,339
Net earnings	0	0	0	0	14,066	14,066
Net current period other comprehensive income	0	920	0	0	0	920
Grants of restricted stock	10	0	(10)	0	0	0
Paid in capital – restricted stock units	0	0	449	0	0	449
Repurchase of shares	0	0	0	(538)	0	(538)
Cash dividends	0	0	0	0	(550)	(550)
Balance at Mar. 31, 2022	8,345	(10,269)	30,442	(7,741)	58,909	79,687
Net earnings	0	0	0	0	21,344	21,344
Net current period other comprehensive income	0	9,952	0	0	0	9,952
Grants of restricted stock	8	0	(8)	0	0	0
Paid in capital – restricted stock units	0	0	303	0	0	303
Repurchase of shares	0	0	0	(37)	0	(37)
Cash dividends	0	0	0	0	(600)	(600)
Shares issued - Plateplus business combination	516	0	4,268	0	0	4,784
Balance at Mar. 31, 2023	$ 8,869	$ (317)	$ 35,005	$ (7,778)	$ 79,653	$ 115,432